CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Treasury Stock [Member]	Stock Subscription Receivable [Member]	(Accumulated Deficit) [Member]
Balance at Dec. 31, 2009	$ 2,644,762		$ 32,937	$ 20,705,267	$ (12,039)	$ (292,074)	$ (17,789,329)
Balance, shares at Dec. 31, 2009			32,937,310		(4,089)
Issuance of Common stock for:
Debt	3,235,511		5,343	3,230,168
Debt, shares			5,343,472
Debt Related Costs	595,233		1,163	594,070
Debt Related Costs, shares			1,162,918
Services	385,220		743	384,477
Services, shares			742,630
Subscription Agreements	338,900		1,131	337,769
Subscription Agreements, shares			1,130,600
Net Loss	(6,641,817)						(6,641,817)
Balance at Dec. 31, 2010	557,809		41,317	25,251,751	(12,039)	(292,074)	(24,431,146)
Balance, shares at Dec. 31, 2010			41,316,930		(4,089)
Issuance of Common stock for:
Debt	3,218,049		11,138	3,206,911
Debt, shares			11,137,551
Debt Related Costs	3,264,495		2,078	3,262,417
Debt Related Costs, shares			2,078,043
Services	161,600		280	161,320
Services, shares			280,000
Subscription Agreements	959,700		3,777	955,923
Subscription Agreements, shares			3,777,300
Advertising	100,214		164	100,050
Advertising, shares			164,286
Payment of Stock Subscription Receivable:	292,074					292,074
Capital contribution from related party on sale of Secure eHealth	326,860			326,860
Net Loss	(12,740,816)						(12,740,816)
Balance at Dec. 31, 2011	$ (3,860,015)		$ 58,754	$ 33,265,232	$ (12,039)	$ 0	$ (37,171,962)
Balance, shares at Dec. 31, 2011			58,754,110		(4,089)